Other Non-Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Other Non-Current Liabilities

	SA Rand
Figures in million	2024	2023
Sibanye Beatrix ground swap royalty[1]	25	22
Lease liability – non-current[2]	246	310
Provision for Harmony Education Benefit Fund	5	5
Total non-current liabilities	276	337
[1] The increase in royalty provision is due to an increase in gold prices used in the valuation.
[2] Refer to note 26 for an analysis of the lease liability.